ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2024	2023

Accrued products and licenses costs	$66.0	$73.9
Marketing expenses payable	2.3	4.7
Income tax payable	28.6	40.7
Legal accrual	22.5	27.8
Other accrued expenses	57.2	65.1

	$176.6	$212.2